INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The following table presents the components of the December 31, 2022, 2021 and 2020 provision for income taxes:

	December 31,
	2022	2021	2020
	(in thousands)
Current	$2,228	$2,104	$1,904
Deferred	(4,286)	(2,193)	(1,761)
Total income tax (benefit) expense	$(2,058)	$(89)	$143

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The following is a reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense reported in the consolidated statements of operations:

	December 31,
	2022	2021	2020
	(in thousands)
Net loss	$(19,170)	$(7,784)	$(139)
Income tax expense for the period	(2,058)	(89)	143
Income (loss) before tax	(21,228)	(7,873)	4
Effective tax rate	10%	1%	3575%
Permanent differences not deductible (taxable) for tax purposes	(1,799)	(971)	(3,192)
Unrecognized tax losses	6,322	3,323	3,536
Other	-	-	(202)
Recalculated tax expense	$(6,581)	$(2,441)	$1
Statutory tax rate in Morocco	31%	31%	31%

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2022	2021
	(in thousands)
Fixed assets and intangible assets	(10,292)	(16,580)
Loss carryforward	12,021	7,265
Receivables depreciation	-	429
Leases	(2,078)	(2,488)
Others	(29)	(82)
Less: valuation allowance	(12,021)	(7,265)
Deferred tax liabilities, net	$(12,399)	$(18,721)